TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 98.1%
222,257	FlexShares Global Upstream Natural Resources Index Fund	$ 12,259,696
486,845	iShares Global REIT ETF	12,244,152
197,539	iShares MSCI Emerging Markets ex China ETF(a)	15,538,418
122,417	iShares MSCI USA Small-Cap Multifactor ETF	9,241,259
728,676	State Street SPDR Portfolio S&P 400 Mid Cap ETF	43,152,193
126,868	State Street SPDR Portfolio S&P 500 Growth ETF	12,421,646
216,337	State Street SPDR Portfolio S&P 500 Value ETF(a)	12,240,347
572,620	State Street SPDR Portfolio S&P 600 Small Cap ETF	27,668,998
872,185	Vanguard FTSE Developed Markets ETF	55,889,615
343,681	Vanguard FTSE Emerging Markets ETF	18,575,958
128,938	Vanguard S&P 500 ETF	77,046,902
154,098	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	6,179,330
		302,458,514

	TOTAL EXCHANGE-TRADED FUNDS (Cost $242,651,660)	302,458,514

	SHORT-TERM INVESTMENTS — 6.1%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
12,602,874	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $12,602,874)(b)	12,602,874

	MONEY MARKET FUNDS - 2.0%
6,305,642	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $6,305,642)(b)	6,305,642

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,908,516)	18,908,516

	TOTAL INVESTMENTS - 104.2% (Cost $261,560,176)	$ 321,367,030
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(12,980,920)
	NET ASSETS - 100.0%	$ 308,386,110

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $15,495,413 at March 31, 2026. The loaned securities were secured with cash collateral of $12,602,874 and non-cash collateral of $3,235,406. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 50.6%
85,491	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 4,715,684
249,661	iShares Global REIT ETF	6,278,974
40,347	iShares MSCI Emerging Markets ex China ETF(a)	3,173,695
20,933	iShares MSCI USA Small-Cap Multifactor ETF	1,580,232
134,269	State Street SPDR Portfolio S&P 400 Mid Cap ETF	7,951,410
32,535	State Street SPDR Portfolio S&P 500 Growth ETF	3,185,502
194,161	State Street SPDR Portfolio S&P 500 Value ETF	10,985,629
131,414	State Street SPDR Portfolio S&P 600 Small Cap ETF	6,349,924
223,655	Vanguard FTSE Developed Markets ETF	14,331,812
88,134	Vanguard FTSE Emerging Markets ETF	4,763,643
23,924	Vanguard S&P 500 ETF	14,295,786
39,535	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,585,354
		79,197,645
	FIXED INCOME - 47.5%
67,047	iShares BB Rated Corporate Bond ETF, USD Class	3,117,015
114,634	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,493,960
100,406	State Street SPDR Bloomberg Investment Grade Floating Rate ETF(a)	3,090,497
360,062	State Street SPDR Portfolio Short Term Corporate Bond ETF(a)	10,827,064
185,864	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,667,045
130,319	Vanguard Intermediate-Term Treasury ETF	7,760,496
66,249	Vanguard Mortgage-Backed Securities ETF	3,110,391
371,592	Vanguard Short-Term Inflation-Protected Securities ETF	18,561,020
105,605	Vanguard Short-Term Treasury ETF(a)	6,182,117
32,357	Vanguard Total International Bond ETF(a)	1,554,754
85,670	Xtrackers USD High Yield Corporate Bond ETF(a)	3,097,827
		74,462,186

	TOTAL EXCHANGE-TRADED FUNDS (Cost $137,414,173)	153,659,831

	SHORT-TERM INVESTMENTS — 12.4%
	COLLATERAL FOR SECURITIES LOANED - 10.3%
16,154,911	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $16,154,911)(b)	16,154,911

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.4% (Continued)
	MONEY MARKET FUNDS - 2.1%
3,330,230	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $3,330,230)(b)	$ 3,330,230

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,485,141)	19,485,141

	TOTAL INVESTMENTS - 110.5% (Cost $156,899,314)	$ 173,144,972
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5)%	(16,396,635)
	NET ASSETS - 100.0%	$ 156,748,337

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $33,835,659 at March 31, 2026. The loaned securities were secured with cash collateral of $16,154,911 and non-cash collateral of $18,538,741. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 30.5%
18,144	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 1,000,823
19,723	iShares Global REIT ETF	496,033
6,372	iShares MSCI Emerging Markets ex China ETF(a)	501,222
6,615	iShares MSCI USA Small-Cap Multifactor ETF	499,366
33,958	State Street SPDR Portfolio S&P 400 Mid Cap ETF(a)	2,010,993
10,280	State Street SPDR Portfolio S&P 500 Growth ETF	1,006,515
35,060	State Street SPDR Portfolio S&P 500 Value ETF	1,983,695
10,290	State Street SPDR Portfolio S&P 600 Small Cap ETF	497,213
47,116	Vanguard FTSE Developed Markets ETF	3,019,193
9,283	Vanguard FTSE Emerging Markets ETF	501,746
5,042	Vanguard S&P 500 ETF	3,012,847
12,490	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	500,849
		15,030,495
	FIXED INCOME - 67.5%
21,184	iShares BB Rated Corporate Bond ETF, USD Class	984,844
31,615	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,445,719
38,573	JP Morgan Ultra-Short Income ETF(a)	1,952,180
47,593	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1,464,913
195,041	State Street SPDR Portfolio Short Term Corporate Bond ETF(a)	5,864,883
38,813	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	974,594
49,540	Vanguard Intermediate-Term Treasury ETF	2,950,107
20,929	Vanguard Mortgage-Backed Securities ETF	982,617
156,557	Vanguard Short-Term Inflation-Protected Securities ETF	7,820,022
66,739	Vanguard Short-Term Treasury ETF	3,906,901
40,841	Vanguard Total International Bond ETF(a)	1,962,410
26,795	Xtrackers USD High Yield Corporate Bond ETF	968,907
		33,278,097

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,684,106)	48,308,592

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.1%
	COLLATERAL FOR SECURITIES LOANED - 9.0%
4,420,608	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $4,420,608)(b)	$ 4,420,608

	MONEY MARKET FUNDS - 2.1%
1,054,199	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $1,054,199)(b)	1,054,199

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,474,807)	5,474,807

	TOTAL INVESTMENTS - 109.1% (Cost $51,158,913)	$ 53,783,399
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1)%	(4,467,217)
	NET ASSETS - 100.0%	$ 49,316,182

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $9,955,242 at March 31, 2026. The loaned securities were secured with cash collateral of $4,420,608 and non-cash collateral of $5,790,006. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 85.3%
239,862	FlexShares Global Upstream Natural Resources Index Fund	$ 13,230,788
525,410	iShares Global REIT ETF	13,214,062
171,180	iShares MSCI Emerging Markets ex China ETF(a)	13,465,019
88,084	iShares MSCI USA Small-Cap Multifactor ETF	6,649,461
619,551	State Street SPDR Portfolio S&P 400 Mid Cap ETF	36,689,810
171,933	State Street SPDR Portfolio S&P 500 Growth ETF	16,833,960
291,838	State Street SPDR Portfolio S&P 500 Value ETF	16,512,194
413,113	State Street SPDR Portfolio S&P 600 Small Cap ETF	19,961,620
888,932	Vanguard FTSE Developed Markets ETF	56,962,763
247,259	Vanguard FTSE Emerging Markets ETF	13,364,349
117,135	Vanguard S&P 500 ETF	69,994,018
166,328	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	6,669,753
		283,547,797
	FIXED INCOME - 12.8%
70,541	iShares BB Rated Corporate Bond ETF, USD Class	3,279,451
60,310	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,573,187
260,853	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	6,550,019
109,691	Vanguard Intermediate-Term Treasury ETF	6,532,099
69,706	Vanguard Mortgage-Backed Securities ETF	3,272,697
195,476	Vanguard Short-Term Inflation-Protected Securities ETF	9,764,026
180,262	Xtrackers USD High Yield Corporate Bond ETF	6,518,274
		42,489,753

	TOTAL EXCHANGE-TRADED FUNDS (Cost $266,588,476)	326,037,550

	SHORT-TERM INVESTMENTS — 2.6%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
1,634,025	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $1,634,025)(b)	1,634,025

	MONEY MARKET FUNDS - 2.1%
7,154,662	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $7,154,662)(b)	7,154,662

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,788,687)	8,788,687

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL INVESTMENTS - 100.7% (Cost $275,377,163)	$ 334,826,237
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(2,393,027)
NET ASSETS - 100.0%	$ 332,433,210

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $18,924,740 at March 31, 2026. The loaned securities were secured with cash collateral of $1,634,025 and non-cash collateral of $17,702,551. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 65.4%
181,545	FlexShares Global Upstream Natural Resources Index Fund	$ 10,014,022
397,621	iShares Global REIT ETF	10,000,168
64,246	iShares MSCI Emerging Markets ex China ETF(a)	5,053,590
66,676	iShares MSCI USA Small-Cap Multifactor ETF	5,033,371
340,376	State Street SPDR Portfolio S&P 400 Mid Cap ETF	20,157,067
51,816	State Street SPDR Portfolio S&P 500 Growth ETF	5,073,305
132,531	State Street SPDR Portfolio S&P 500 Value ETF	7,498,604
207,434	State Street SPDR Portfolio S&P 600 Small Cap ETF	10,023,211
514,519	Vanguard FTSE Developed Markets ETF	32,970,378
187,155	Vanguard FTSE Emerging Markets ETF	10,115,728
75,942	Vanguard S&P 500 ETF	45,379,141
62,961	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,524,736
		163,843,321
	FIXED INCOME - 32.6%
106,784	iShares BB Rated Corporate Bond ETF, USD Class	4,964,388
114,116	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,437,503
737,296	State Street SPDR Portfolio Short Term Corporate Bond ETF(a)	22,170,491
197,343	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,955,283
124,535	Vanguard Intermediate-Term Treasury ETF	7,416,059
105,516	Vanguard Mortgage-Backed Securities ETF	4,953,976
295,919	Vanguard Short-Term Inflation-Protected Securities ETF	14,781,154
51,534	Vanguard Total International Bond ETF	2,476,209
204,663	Xtrackers USD High Yield Corporate Bond ETF(a)	7,400,614
		81,555,677

	TOTAL EXCHANGE-TRADED FUNDS (Cost $209,632,948)	245,398,998

	SHORT-TERM INVESTMENTS — 11.2%
	COLLATERAL FOR SECURITIES LOANED - 9.2%
22,856,176	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $22,856,176)(b)	22,856,176

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.2% (Continued)
	MONEY MARKET FUNDS - 2.0%
5,061,770	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $5,061,770)(b)	$ 5,061,770

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,917,946)	27,917,946

	TOTAL INVESTMENTS - 109.2% (Cost $237,550,894)	$ 273,316,944
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%	(23,077,211)
	NET ASSETS - 100.0%	$ 250,239,733

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $46,175,581 at March 31, 2026. The loaned securities were secured with cash collateral of $22,856,176 and non-cash collateral of $24,551,074. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.